Financial Risk Management - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($)	Dec. 31, 2020 SEK (kr) RiskRating	Dec. 31, 2019 SEK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Financial Risk Management [Line Items]
Sales and operating income hedging advance period		3 years
Outstanding loan at year-end | $				$ 610	$ 440
Average balance over the year | $				$ 751
Net gain on the hedge loan balances		kr 1,000,000,000
Realization of loan amount		811,000,000
Revaluation of loan amount		kr 204,000,000
Percentage of probability level		99.00%
Description of Sensitivity analysis		The Company uses the Value at Risk (VaR) methodology to measure foreign exchange and interest rate risks managed by the treasury function. This statistical method expresses the maximum potential loss that can arise with a certain degree of probability during a certain period of time. For the VaR measurement, the Company has chosen a probability level of 99% and a one-day time horizon
Percentage of risk at confidence level		99.00%
Maximum foreign exchange positions		kr 45,000,000
Average of value at risk calculated		21,000,000	kr 20,600,000
Sensitivity to interest rate increase of 1 basis point		kr 2,000,000
Number of risk categories | RiskRating		3
Trade receivables and contract assets		kr 53,336,000,000	55,240,000,000
Provisions for expected credit losses on trade receivables and contract assets		2,518,000,000	2,983,000,000
Receivables write-offs		136,000,000	382,000,000
Receivables subject to enforcement		kr 0	0
Information about major customers		The ten largest customers represented 50% (49%) of the total trade receivables and contract assets in 2020.
Customer finance credits		kr 5,262,000,000	5,924,000,000
Carrying value of customer finance credits		3,137,000,000	3,756,000,000
Total customer finance arrangements		kr 72,000,000	kr 80,000,000
Aggregate percentage of customer finance exposure		75.00%	69.00%
Unutilized customer finance commitments		kr 26,939,000,000	kr 25,854,000,000
Fair value revaluations for customer finance		66,000,000	804,000,000
Customer finance credit realized losses		66,000,000	804,000,000
Repayment of bilateral credit facility to European Investment Bank | $	$ 684
Amount refinanced Swedish Export Credit Corporation		170,000,000
Bond loan		200,000,000
Net increase in funding		kr 30,000,000
Borrowings maturity		2030
Derivatives [member]
Disclosure Of Financial Risk Management [Line Items]
Credit exposure		kr 300,000,000	kr 100,000,000
Middle East and Africa [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of customer finance outstanding exposure		44.00%	49.00%
South East Asia, Oceania and India [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of customer finance outstanding exposure		25.00%	29.00%
Interest Bearing Assets [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point		kr (6,000,000)
Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point		kr 7,000,000
Trade receivables [member]
Disclosure Of Financial Risk Management [Line Items]
Concentrations of risk		50.00%
Contract assets [member]
Disclosure Of Financial Risk Management [Line Items]
Concentrations of risk		49.00%
Exchange rate risk [member]
Disclosure Of Financial Risk Management [Line Items]
Description of objectives, policies and processes for managing risk		In order to spread the FX execution risk over the year, 14% of each of the next six months forecasted sales and purchases in EAB are hedged monthly. The hedged volumes are funded by internal loans from its parent company which are not hedged, therefore the FX impact on revaluation of the loan is recognized in net FX as incurred
Bottom of range [member]
Disclosure Of Financial Risk Management [Line Items]
Sales and operating income hedging limit percentage		0.00%
Top of range [member]
Disclosure Of Financial Risk Management [Line Items]
Sales and operating income hedging limit percentage		100.00%
Top of range [member] | Interest Bearing Assets [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point		kr 10,000,000
Top of range [member] | Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point		kr 500,000	kr 1,300,000